UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                   (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Cavalier Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)
COMMON STOCKS - 94.09%

Consumer Discretionary - 22.57%
μ	Luxottica Group SpA	3,688	$194,948
	Pandora A/S	7,345	208,561
*	Panera Bread Co.	1,095	252,726
	Starbucks Corp.	2,178	123,863
*	The Priceline Group, Inc.	110	189,654
	The Walt Disney Co.	1,549	170,529
*	Toll Brothers, Inc.	8,561	292,273
*	Ulta Beauty, Inc.	741	202,612
			1,635,166
Consumer Staples - 3.68%
	Reckitt Benckiser Group PLC	4,000	73,720
	Sysco Corp.	3,657	192,797
			266,517
Financials - 5.08%
	Aon PLC	858	99,228
	MSCI, Inc.	2,842	268,825
			368,053
Health Care - 19.29%
*	Biogen, Inc.	795	229,437
*	Celgene Corp.	2,308	285,061
	DENTSPLY SIRONA, Inc.	4,672	296,765
	Gilead Sciences, Inc.	2,838	200,022
*	ICON PLC	3,005	251,729
	Zimmer Biomet Holdings, Inc.	1,146	134,174
			1,397,188
Industrials - 12.17%
	Experian PLC	10,622	210,316
*	Ryanair Holdings PLC	3,647	298,142
	Southwest Airlines Co.	2,760	159,528
*	TASER International, Inc.	8,317	213,497
			881,483
Information Technology - 28.28%
*	Akamai Technologies, Inc.	4,176	261,418
*	Alibaba Group Holding Ltd.	691	71,104
*	Alphabet, Inc.	235	198,558
	Applied Materials, Inc.	11,467	415,335
*	Check Point Software Technologies Ltd.	3,124	308,995
*	Mobileye NV	3,762	171,246
*	NXP Semiconductors NV	200	20,562
	PayPal Holdings, Inc.	5,995	251,790
*	Qorvo, Inc.	5,292	349,801
			2,048,809
Telecommunication Services - 3.02%
	SoftBank Group Corp.	5,851	218,593

	Total Common Stocks (Cost $6,274,040)		6,815,809
			(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
				Shares	Value (Note 1)
CALL OPTIONS PURCHASED - 0.01%		Number of Contracts (a)	Exercise Price	Expiration Date
*	SPDR S&P 500 ETF Trust	56	$246.00	3/31/2017	$980

	Total Call Options Purchased (Cost $1,149)				980

PUT OPTIONS PURCHASED - 0.84%		Number of Contracts (a)	Exercise Price	Expiration Date
*	SPDR S&P 500 ETF Trust	132	$216.00	9/15/2017	60,654

	Total Put Options Purchased (Cost $56,865)				60,654

U.S TREASURY BILL - 6.21%		Principal	Yield	Maturity Date
*	United States Treasury Bill	$449,599	0.000%	5/11/2017	449,552

	Total U.S. Treasury Bill (Cost $449,599)				449,552

SHORT-TERM INVESTMENT - 0.68%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%			48,994	48,994

	Total Short-Term Investment (Cost $48,994)				48,994

Total Value of Investments (Cost $6,830,647)(b) - 101.83%					$7,375,989

Total Options Written (Premiums Received $5,840)(b) - (0.08)%					(5,880)

Liabilities in Excess of Other Assets - (1.75)%					(126,865)

Net Assets - 100.00%					$7,243,244

		Summary of Investments
			% of Net
		Sector	Assets	Value
		Consumer Discretionary	22.57%	$1,635,166
		Consumer Staples	3.68%	266,517
		Financials	5.08%	368,053
		Health Care	19.29%	1,397,188
		Industrials	12.17%	881,483
		Information Technology	28.28%	2,048,809
	Telecommunication Services		3.02%	218,593
		Call Options Purchased	0.01%	980
		Put Options Purchased	0.84%	60,654
		U.S. Treasury Bill	6.21%	449,552
		Short-Term Investment	0.68%	48,994
		Call Options Written	-0.08%	(5,880)
	Liabilities in Excess of Other Assets		-1.75%	(126,865)
		Total	100.00%	$7,243,244

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Schedule of Options Written
(Unaudited)

As of February 28, 2017
		Number of Contracts (a)	Exercise Price	Expiration Date	Value (Note 1)
CALL OPTIONS WRITTEN - 0.08%
	* SPDR S&P 500 ETF Trust	56	$240.00	3/31/2017	$5,880

	Total Call Options Written (Premiums Received $5,840)				5,880

	Total Options Written (Premiums Received $5,840)				$5,880

The following acronyms are used in this portfolio:
	NV - Netherlands Security
	PLC - Public Limited Company

§	Represents 7 day effective yield
*	Non-income producing investment
†	All or a portion of security is segregated as collateral for securities sold short and options written.
μ	American Depositary Receipt

(a)	Each contract is equivalent to 100 shares of the underlying common stock.

(b)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$655,211
	Aggregate Gross Unrealized Depreciation				(109,909)

	Net Unrealized Appreciation				$545,302

					(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Dynamic Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dynamic Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:
Assets	Total	Level 1	Level 2		Level 3
Common Stocks	$6,815,809	$6,815,809	$-		$-
Call Options Purchased	980	-	980		-
Put Options Purchased	60,654	-	60,654		-
U.S. Treasury Bill	449,552	-	449,552		-
Short-Term Investment	48,994	48,994	-		-
Total	$7,375,989	$6,864,803	$511,186		$-

Liabilities	Total	Level 1	Level 2		Level 3
Call Options Written	$5,880	$-	$5,880		$-
Total	$5,880	$-	$5,880	$	$ -

Cavalier Adaptive Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)
CLOSED-END FUNDS - 61.15%
Advent Claymore Convertible Securities and Income Fund		30,784	$491,005
Avenue Income Credit Strategies Fund		36,667	525,438
BlackRock Credit Allocation Income Trust		73,392	972,444
First Trust Aberdeen Global Opportunity Income Fund		84,037	973,148
Tortoise Pipeline & Energy Fund, Inc.		40,174	861,732

Total Closed-End Funds (Cost $3,729,051)			3,823,767

EXCHANGE-TRADED PRODUCTS - 37.24%
Deutsche X-trackers High Yield Corp Bond-Interest Rate Hedged ETF		31,402	739,514
PowerShares Senior Loan Portfolio		34,151	798,109
PowerShares Variable Rate Preferred Portfolio		31,035	790,772

Total Exchange-Traded Products (Cost $2,325,099)			2,328,395

SHORT-TERM INVESTMENT - 1.30%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%	81,499	81,499

Total Short-Term Investment (Cost $81,499)			81,499

Total Value of Investments (Cost $6,135,649) (a) - 99.69%			$6,233,661

Other Assets Less Liabilities - 0.31%			19,337

Net Assets - 100.00%			$6,252,998

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Closed-End Funds	61.15%	$3,823,767
Exchange-Traded Products	37.24%	2,328,395
Short-Term Investment	1.30%	81,499
Other Assets Less Liabilities	0.31%	19,337
Total	100.00%	$6,252,998

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$148,513
Aggregate Gross Unrealized Depreciation			(50,501)

Net Unrealized Appreciation			$98,012

			(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Adaptive Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Adaptive Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:
Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$3,823,767	$3,823,767	$-	$-
Exchange-Traded Products	2,328,395	2,328,395	-	-
Short-Term Investment	81,499	81,499	-	-
Total	$6,233,661	$6,233,661	$-	$-

Cavalier Dividend Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
				Shares	Value (Note 1)

COMMON STOCKS - 37.97%

	Consumer Discretionary - 5.02%
	*	Cabela's, Inc.		996	$46,653

	Financials - 17.95%
	*	Berkshire Hathaway, Inc.		618	105,938
		TD Ameritrade Holding Corp.		1,553	60,722
					166,660
	Industrials - 15.00%
		Union Pacific Corp.		845	91,209
		Valmont Industries, Inc.		306	48,118
					139,327

		Total Common Stocks (Cost $361,287)			352,640

EXCHANGE-TRADED PRODUCTS - 58.85%

		iShares Russell 1000 Value ETF		2,381	277,744
		iShares Russell 2000 Value ETF		2,248	268,838

		Total Exchange-Traded Products (Cost $539,853)			546,582

Total Value of Investments (Cost $901,140)(a) - 96.82%					$899,222

Other Assets Less Liabilities - 3.18%					29,575

	Net Assets - 100.00%				$928,797

	*	Non income-producing investment

		Summary of Investments
			% of Net
		by Sector	Assets	Value
		Consumer Discretionary	5.02%	$46,653
		Financials	17.95%	166,660
		Industrials	15.00%	139,327
		Exchange-Traded Products	58.85%	546,582
		Other Assets Less Liabilities	3.18%	29,575
		Total	100.00%	$928,797

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized
	appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation				$21,767
	Aggregate Gross Unrealized Depreciation				(23,685)

		Net Unrealized Depreciation			$(1,918)

					(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Dividend Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Dividend Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$352,640	$352,640	$-	$-
Exchange-Traded Products	546,582	546,582	-	-
Total	$899,222	$899,222	$-	$-

Cavalier Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.88%
Consumer Discretionary Select Sector SPDR Fund		99,933	$8,631,213
Consumer Staples Select Sector SPDR Fund		158,330	8,723,983
Energy Select Sector SPDR Fund		119,370	8,520,631
Financial Select Sector SPDR Fund		353,828	8,682,939
Health Care Select Sector SPDR Fund		117,686	8,825,273
Industrial Select Sector SPDR Fund		131,542	8,663,356
Materials Select Sector SPDR Fund		165,962	8,671,514
Real Estate Select Sector SPDR Fund		274,555	8,824,198
Technology Select Sector SPDR Fund		165,902	8,684,970
Utilities Select Sector SPDR Fund		174,235	9,020,146

Total Exchange Traded Products (Cost $81,129,422)			87,248,223

SHORT-TERM INVESTMENT - 2.00%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%	1,788,700	1,788,700

Total Short-Term Investment (Cost $1,788,700)			1,788,700

Total Value of Investments (Cost $82,918,122)(a) - 99.88%			$89,036,923

Other Assets Less Liabilities - 0.12%			104,628

Net Assets - 100.00%			$89,141,551

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	97.88%	$87,248,223
Short-Term Investment	2.00%	1,788,700
Other Assets Less Liabilities	0.12%	104,628
Total	100.00%	$89,141,551

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$6,118,801
Aggregate Gross Unrealized Depreciation			-

Net Unrealized Appreciation			$6,118,801

			(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Tactical Rotation Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Tactical Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$87,248,223	$87,248,223	$-	$-
Short-Term Investment	1,788,700	1,788,700	-	-
Total	$89,036,923	$89,036,923	$-	$-

Cavalier Hedged High Income Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 14.46%
iShares 1-3 Year Treasury Bond ETF		1,595	$134,809
iShares Short Treasury Bond ETF		925	102,092
* VelocityShares Daily Inverse VIX Short Term ETN		9,139	578,499

Total Exchange-Traded Products (Cost $588,871)			815,400

MUTUAL FUND - 85.47%
Vanguard High-Yield Corporate Fund		813,823	4,817,831

Total Mutual Fund (Cost $4,768,612)			4,817,831

Total Value of Investments (Cost $5,357,483)(a) - 99.93%			$5,633,231

Other Assets Less Liabilities - 0.07%			3,937

Net Assets - 100.00%			$5,637,168

* Non income-producing investment

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	14.46%	$815,400
Mutual Fund	85.47%	4,817,831
Other Assets Less Liabilities	0.07%	3,937
Total	100.00%	$5,637,168

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$276,434
Aggregate Gross Unrealized Depreciation			(686)

Net Unrealized Appreciation			$275,748

			(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Hedged High Income Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Hedged High Income Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$815,400	$815,400	$-	$-
Mutual Fund	4,817,831	4,817,831	-	-
Total	$ 5,633,231	$ 5,633,231	$ -	$ -

Cavalier Multi Strategist Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 2.85%

Financials - 1.08%
Barclays PLC	4,095	$45,823
JPMorgan Chase & Co.	455	41,232
		87,055
Health Care - 1.04%
Johnson & Johnson	344	42,040
Merck & Co., Inc.	641	42,223
		84,263
Information Technology - 0.73%
Apple, Inc.	429	58,769

Total Common Stocks (Cost $189,572)		230,087

EXCHANGE-TRADED PRODUCTS - 80.15%
Consumer Discretionary Select Sector SPDR Fund	1,383	119,450
Energy Select Sector SPDR Fund	2,031	144,973
First Trust Energy AlphaDEX Fund	7,293	113,989
First Trust Financial AlphaDEX Fund	8,073	229,838
First Trust Industrials/Producer Durables AlphaDEX Fund	5,892	204,747
First Trust Large Cap Value AlphaDEX Fund	5,110	254,222
First Trust Materials AlphaDEX Fund	4,611	174,941
First Trust Mid Cap Core AlphaDEX Fund	3,770	221,299
First Trust Small Cap Core AlphaDEX Fund	3,684	200,373
First Trust Technology AlphaDEX Fund	5,786	237,747
First Trust Utilities AlphaDEX Fund	6,109	169,769
Health Care Select Sector SPDR Fund	1,410	105,736
Industrial Select Sector SPDR Fund	2,420	159,381
iShares Core S&P 500 ETF	2,100	499,863
iShares Core S&P Mid-Cap ETF	2,300	396,635
iShares Edge MSCI Min Vol USA ETF	10,555	505,268
iShares Russell 2000 Value ETF	2,466	294,909
iShares Transportation Average ETF	458	77,787
iShares US Aerospace & Defense ETF	266	40,371
SPDR Doubleline Total Return Tactical ETF	5,880	287,885
SPDR S&P Biotech ETF	629	44,162
SPDR S&P Oil & Gas Exploration & Production ETF	901	34,112
SPDR S&P Regional Banking ETF	2,441	140,260
Technology Select Sector SPDR Fund	3,988	208,772
Vanguard Consumer Staples ETF	721	102,238
Vanguard Financials ETF	3,198	199,299
Vanguard Information Technology ETF	633	84,189
Vanguard Mid-Cap Value ETF	1,545	158,563
Vanguard Small-Cap Value ETF	779	96,783
Vanguard Telecommunication Services ETF	387	37,825
* VelocityShares Daily Inverse VIX Short Term ETN	14,457	915,128

Total Exchange-Traded Products (Cost $5,817,654)		6,460,514
		(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 16.40%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%	1,322,048	$1,322,048

Total Short-Term Investment (Cost $1,322,048)			1,322,048

Total Value of Investments (Cost $7,329,274)(a) - 99.40%			$8,012,649

Other Assets Less Liabilities - 0.60%			48,248

Net Assets - 100.00%			$8,060,897

§ Represents 7 day effective yield	*	Non-income producing investment

Summary of Investments
	% of Net
Sector	Assets	Value
Financials	1.08%	$87,055
Health Care	1.04%	84,263
Information Technology	0.73%	58,769
Exchange-Traded Products	80.15%	6,460,514
Short-Term Investment	16.40%	1,322,048
Other Assets Less Liabilities	0.60%	48,248
Total	100.00%	$8,060,897

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$702,655
Aggregate Gross Unrealized Depreciation			(19,280)

Net Unrealized Appreciation			$683,375

			(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Multi Strategist Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Multi Strategist Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$230,087	$230,087	$-	$-
Exchange-Traded Products	6,460,514	6,460,514	-	-
Short-Term Investment	1,322,048	1,322,048	-	-
Total	$8,012,649	$8,012,649	$-	$-

Cavalier Global Opportunities Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
			Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.82%
* First Trust Dow Jones Internet Index Fund			14,425	$1,243,579
iShares Global Tech ETF			10,518	1,263,948
iShares PHLX Semiconductor ETF			9,407	1,236,644
iShares U.S. Basic Materials ETF			14,087	1,246,136
iShares U.S. Consumer Services ETF			7,953	1,266,197
iShares U.S. Industrials ETF			9,963	1,263,906
iShares U.S. Medical Devices ETF			8,611	1,287,086
iShares US Aerospace & Defense ETF			8,531	1,294,750
iShares US Utilities ETF			10,035	1,299,031
SPDR S&P Insurance ETF			14,564	1,272,020

Total Exchange-Traded Products (Cost $11,962,997)				12,673,297

SHORT-TERM INVESTMENT - 2.07%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%		268,792	268,792

Total Short-Term Investment (Cost $268,792)				268,792

Total Value of Investments (Cost $12,231,789)(a) - 99.89%				$12,942,089

Other Assets Less Liabilities - 0.11%				14,126

Net Assets - 100.00%				$12,956,215

§ Represents 7 day effective yield	*	Non income-producing investment

Summary of Investments
		% of Net
		Assets	Value
Exchange-Traded Products		97.82%	$12,673,297
Short-Term Investment		2.07%	268,792
Other Assets Less Liabilities		0.11%	14,126
Total		100.00%	$12,956,215

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation				$710,300
Aggregate Gross Unrealized Depreciation				-

Net Unrealized Appreciation				$710,300

				(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Global Opportunities Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Global Opportunities Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$12,673,297	$12,673,297	$-	$-
Short-Term Investment	268,792	268,792	-	-
Total	$12,942,089	$12,942,089	$-	$-

Cavalier Fundamental Growth Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 96.79%

Consumer Discretionary - 8.23%
*	Amazon.com, Inc.	1,700	$1,436,568
	Ferrari NV	4,800	312,288
*	SodaStream International Ltd.	19,700	960,178
*	SORL Auto Parts, Inc.	42,300	137,052
*	Ulta Beauty, Inc.	8,100	2,214,783
			5,060,869
Consumer Staples - 2.90%
	Altria Group, Inc.	14,700	1,101,324
	Ingredion, Inc.	3,200	386,848
μ	Marine Harvest ASA	16,700	291,582
			1,779,754
Energy - 3.37%
*	Callon Petroleum Co.	49,200	620,904
	Devon Energy Corp.	9,300	403,248
	Pioneer Natural Resources Co.	2,100	390,537
	Royal Dutch Shell PLC	12,600	653,814
			2,068,503
Financials - 6.53%
μ	Banco Santander Brasil SA	64,200	703,632
*	Essent Group Ltd.	26,500	922,465
	First Bank	10,000	135,500
*	Health Insurance Innovations, Inc.	63,200	1,134,440
	New Residential Investment Corp.	33,200	560,084
*	PennyMac Financial Services, Inc.	17,000	303,450
*	Walker & Dunlop, Inc.	6,300	256,095
			4,015,666
Health Care - 7.22%
*	Align Technology, Inc.	5,000	513,800
	Baxter International, Inc.	18,500	942,020
*	Glaukos Corp.	19,400	882,700
*	Heska Corp.	2,300	213,302
*	IDEXX Laboratories, Inc.	4,300	623,242
*	Intuitive Surgical, Inc.	685	504,845
*	Mettler-Toledo International, Inc.	1,600	761,952
			4,441,861
Industrials - 10.12%
	Argan, Inc.	6,000	413,400
*	Copart, Inc.	6,500	384,410
*	Hudson Technologies, Inc.	94,178	674,315
*	Intevac, Inc.	18,600	189,543
	Lockheed Martin Corp.	2,400	639,792
*	MasTec, Inc.	46,200	1,813,350
	Republic Services, Inc.	8,700	538,965
μ	Vinci SA	14,000	251,860
	Waste Management, Inc.	13,800	1,011,816
*	Willdan Group, Inc.	11,000	304,920
			6,222,371

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - 41.76%
*	Advanced Energy Industries, Inc.	3,800	$235,980
	Applied Materials, Inc.	22,500	814,950
*	Asure Software, Inc.	36,700	405,902
	Broadcom Ltd.	6,900	1,455,417
	Cabot Microelectronics Corp.	9,000	622,980
	Cognex Corp.	21,300	1,636,053
*	CommScope Holding Co., Inc.	5,100	194,055
*	CyberOptics Corp.	12,200	419,680
*	Finisar Corp.	22,500	753,300
	InterDigital, Inc.	3,900	327,795
*	Kulicke & Soffa Industries, Inc.	29,400	601,818
*	MaxLinear, Inc.	37,800	984,312
*μ	Momo, Inc.	18,300	487,512
*	Nanometrics, Inc.	10,900	296,589
μ	NetEase, Inc.	1,200	366,072
*	Nova Measuring Instruments Ltd.	19,200	319,872
	NVIDIA Corp.	20,900	2,120,932
*	Oclaro, Inc.	294,400	2,502,400
*	Orbotech Ltd.	30,300	913,545
*	PCM, Inc.	11,800	317,420
	QUALCOMM, Inc.	22,700	1,282,096
*μ	Semiconductor Manufacturing International Corp.	90,400	593,928
μ	Silicon Motion Technology Corp.	26,300	1,067,517
*	SINA Corp.	10,400	723,112
	STMicroelectronics NV	64,700	987,322
	Texas Instruments, Inc.	3,900	298,818
*	Ubiquiti Networks, Inc.	25,800	1,267,812
*	Ultra Clean Holdings, Inc.	33,000	457,050
*	Vantiv, Inc.	10,500	686,490
*	Vmware, Inc.	4,700	422,483
*μ	Weibo Corp.	35,500	1,793,460
*μ	Yirendai Ltd.	13,400	318,920
			25,675,592
Materials - 4.99%
μ	Cia de Minas Buenaventura SA	21,200	260,760
	Packaging Corp of America	3,200	295,776
μ	Sociedad Quimica y Minera de Chile SA	23,700	746,550
	Teck Resources Ltd.	26,000	520,260
	Vulcan Materials Co.	10,300	1,242,283
			3,065,629
Real Estate - 5.83%
	Armada Hoffler Properties, Inc.	21,100	294,345
	CareTrust REIT, Inc.	12,500	197,250
	CyrusOne, Inc.	11,000	559,900
	Digital Realty Trust, Inc.	16,700	1,803,600
	Rexford Industrial Realty, Inc.	31,800	730,764
			3,585,859

			(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
			Shares	Value (Note 1)

COMMON STOCKS - Continued

Telecommunication Services - 0.54%
*	Zayo Group Holdings, Inc.		10,500	$330,960

Utilities - 5.30%
	American Water Works Co., Inc.		11,300	881,400
	CMS Energy Corp.		12,000	534,240
	NiSource, Inc.		11,000	263,010
	UGI Corp.		13,900	670,397
	Westar Energy, Inc.		16,900	912,262
				3,261,309

	Total Common Stocks (Cost $54,086,544)			59,508,373

LIMITED PARTNERSHIPS - 2.39%
	Ares Management LP		8,000	172,800
	Cone Midstream Partners LP		38,800	898,996
	Enviva Partners LP		14,500	394,400

	Total Limited Partnerships (Cost $1,449,693)			1,466,196

Total Value of Investments (Cost $55,536,237) - 99.18%				$60,974,569

Other Assets Less Liabilities - 0.82%				505,533

Net Assets - 100.00%				$61,480,102

*	Non-income producing investment
μ	American Depository Receipt

The following acronyms are used in this portfolio:
NV - Netherlands Security
PLC - Public Limited Company

	Summary of Investments
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	8.23%	$5,060,869
	Consumer Staples	2.90%	1,779,754
	Energy	3.37%	2,068,503
	Financials	6.53%	4,015,666
	Health Care	7.22%	4,441,861
	Industrials	10.12%	6,222,371
	Information Technology	41.76%	25,675,592
	Materials	4.99%	3,065,629
	Real Estate	5.83%	3,585,859
	Telecommunication Services	0.54%	330,960
	Utilities	5.30%	3,261,309
	Limited Partnerships	2.39%	1,466,196
	Other Assets Less Liabilities	0.82%	505,533
	Total	100.00%	$61,480,102
				(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation	$6,505,343
Aggregate Gross Unrealized Depreciation	(1,067,011)

Net Unrealized Appreciation	$5,438,332

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Cavalier Fundamental Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Cavalier Fundamental Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$59,508,373	$59,508,373	$-	$-
Limited Partnerships	1,466,196	1,466,196	-	-
Total	$60,974,569	$60,974,569	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 27, 2017	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 27, 2017	Katherine M. Honey President and Principal Executive Officer Cavalier Funds

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 27, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Cavalier Funds